Summary of Significant Accounting Policies - Payroll Tax Credit (Details) € in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 EUR (€)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Multiplier for payroll tax credits						2.5
Payment period						3 years
Net proceeds from sale of tax credits	$ 143.1	€ 129.9	$ 132.8	€ 120.1
Tax Credit Carryforward [Line Items]
Percentage of eligible wages for tax credit						6.00%	6.00%	6.00%	4.00%
Scenario, Forecast
Tax Credit Carryforward [Line Items]
Percentage of eligible wages for tax credit					7.00%